SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF NET INCOME LOSS REDEEMABLE AND NON REDEEMABLE SHARES

The net income (loss) per share presented in the statements of operations is based on the following:

	For The Period from May 27, 2024 (Inception) through December 31, 2024
	Redeemable shares	Non-Redeemable Shares
Basic and diluted net income per share
Numerators:
Allocation of net income	$284,902	$190,587

Denominators:
Weighted-average shares outstanding	2,739,726	1,832,763
Basic and diluted net income per share	$0.10	$0.10

The net income per share presented in the statement of operations is based on the following:

	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025		FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024		FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025		FOR THE PERIOD FROM MAY 27, 2024 (INCEPTION) THROUGH SEPTEMBER 30, 2024
	Redeemable shares	Non-Redeemable Shares	Redeemable shares	Non-Redeemable Shares	Redeemable shares	Non-Redeemable Shares	Redeemable shares	Non-Redeemable Shares
Basic and diluted net income (loss) per share
Numerators:
Allocation of net income (loss)	318,472	97,134	(6,895)	(24,383)	922,483	281,358	(15,754)	(75,443)
Denominators:
Weighted-average shares outstanding	6,000,000	1,830,000	521,739	1,845,000	6,000,000	1,830,000	377,953	1,809,961
Basic and diluted net income (loss) per share	$0.05	$0.05	$(0.01)	$(0.01)	$0.15	$0.15	$(0.04)	$(0.04)

SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in trust account	$60,752,079	$60,752,079	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in trust account	$62,676,305	$62,676,305	$—	$—

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in trust account	$60,752,079	$60,752,079	$—	$—

SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

Total public offering gross proceeds	$60,000,000
Less:
Proceeds allocated to public rights	(720,000)
Offering costs allocated to public shares subject to possible redemption	(3,974,257)

Plus:
Accretion of carrying value to redemption value	4,694,257
Ordinary shares subject to possible redemption	$60,000,000

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	752,079
Ordinary shares subject to possible redemption, as of December 31, 2024	$60,752,079

As of September 30, 2025 and December 31, 2024, the ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Total public offering gross proceeds	$60,000,000
Less:
Proceeds allocated to public rights	(720,000)
Offering costs allocated to public shares subject to possible redemption	(3,974,257)

Plus:
Accretion of carrying value to redemption value	4,694,257
Ordinary shares subject to possible redemption	$60,000,000

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	752,079
Ordinary shares subject to possible redemption, as of December 31, 2024	$60,752,079

Plus:
Subsequent measurement of ordinary shares subject to possible redemption	1,924,226
Extension funds attributable to ordinary shares subject to redemption	600,000
Ordinary shares subject to possible redemption, as of September 30, 2025	$63,276,305

North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ESTIMATED USEFUL LIVES
Furniture and equipment	3 – 5 years

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ESTIMATED USEFUL LIVES
Furniture and equipment	3 – 5 years